Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Costs and expenses by nature
Profit sharing program	$ 13	$ 16	$ 45	$ 51
COVID-19 expenses	85		85
Others	95	(142)	106	(172)
Total	237	35	299	119
Provision for litigations
Costs and expenses by nature
Provision	$ 44	$ 161	$ 63	$ 240